Michael W. Stockton Secretary The Income Fund of America 6455 Irvine Center Drive Irvine, California 92618 mws@capgroup.com

October 5, 2015

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Income Fund of America

File Nos. 811-01880 and 002-33371

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on October 1, 2015 of Registrant’s Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 62 under the Investment Company Act of 1940.

Sincerely,

MICHAEL W. STOCKTON